Average Annual Total Returns - FidelityAdvisorSeriesSmallCapFund-PRO - FidelityAdvisorSeriesSmallCapFund-PRO - Fidelity Advisor Series Small Cap Fund	Jan. 29, 2025
Fidelity Advisor Series Small Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.98%
Past 5 years	10.98%
Past 10 years	8.82%
Fidelity Advisor Series Small Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.69%
Past 5 years	7.97%
Past 10 years	6.65%
Fidelity Advisor Series Small Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.11%
Past 5 years	8.29%
Past 10 years	6.70%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%
RS002
Average Annual Return:
Past 1 year	11.54%
Past 5 years	7.40%
Past 10 years	7.82%